AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 22.7%
	ACE Securities Corp. Home Equity Loan Trust Series
$12,143	Series 2005-HE2, Class M4, 1.11% (1-Month USD Libor+96 basis points), 4/25/2035[1,2]	$12,293
44,745	Series 2005-WF1, Class M2, 0.81% (1-Month USD Libor+66 basis points), 5/25/2035[1,2]	45,541
	AGL CLO Ltd.
1,000,000	Series 2020-8A, Class B, 0.00% (3-Month USD Libor+165 basis points), 10/20/2031[1,2,3]	1,000,000
1,500,000	Series 2019-2A, Class B, 2.17% (3-Month USD Libor+190 basis points), 4/20/2032[1,2,3]	1,500,031
1,200,000	Series 2019-1A, Class B, 2.32% (3-Month USD Libor+205 basis points), 10/20/2032[1,2,3]	1,200,150
14,211	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-R9, Class M2, 1.12% (1-Month USD Libor+97 basis points), 10/25/2034[1,2]	14,210
	Angel Oak Mortgage Trust LLC
37,605	Series 2017-3, Class A1, 2.71%, 11/25/2047[1,3,4]	37,653
2,281,356	Series 2019-5, Class A3, 2.92%, 10/25/2049[1,3,4]	2,284,185
292,616	Series 2019-3, Class A3, 3.24%, 5/25/2059[1,3,4]	295,927
1,263,163	Series 2020-1, Class A3, 2.77%, 12/25/2059[1,3,4]	1,262,219
491,084	Series 2020-5, Class A3, 2.04%, 5/25/2065[1,3,4]	491,386
	Apex Credit CLO Ltd.
1,000,000	Series 2015-2A, Class BR, 1.67% (3-Month USD Libor+140 basis points), 10/17/2026[1,2,3]	985,528
1,500,000	Series 2019-2A, Class B, 2.34% (3-Month USD Libor+210 basis points), 10/25/2032[1,2,3]	1,500,492
1,000,000	Apidos CLO Series 2015-21A, Class A2R, 1.72% (3-Month USD Libor+145 basis points), 7/18/2027[1,2,3]	990,316
	Ares CLO Ltd.
1,200,000	Series 2016-39A, Class A2R, 1.92% (3-Month USD Libor+165 basis points), 4/18/2031[1,2,3]	1,192,612
900,000	Series 2019-54A, Class X, 0.88% (3-Month USD Libor+60 basis points), 10/15/2032[1,2,3]	891,913
24,378	Asset Backed Securities Corp. Home Equity Loan Trust Series 2005-HE5, Class M3, 0.87% (1-Month USD Libor+72 basis points), 6/25/2035[1,2]	25,013
1,500,000	BFLD Trust Series 2020-EYP, Class D, 0.00% (1-Month USD Libor+295 basis points), 10/15/2022[2,3]	1,500,000
1,025,000	BlueMountain CLO Ltd. Series 2015-2A, Class BR, 1.77% (3-Month USD Libor+150 basis points), 7/18/2027[1,2,3]	1,005,936
478,571	Canyon Capital CLO Ltd. Series 2016-1A, Class X, 0.98% (3-Month USD Libor+70 basis points), 7/15/2031[1,2,3]	478,621

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$375,000	CARS-DB4 LP Series 2020-1A, Class A4, 3.19%, 2/15/2050[3]	$384,321
600,000	CBAM Ltd. Series 2018-6A, Class B1R, 2.38% (3-Month USD Libor+210 basis points), 1/15/2031[1,2,3]	600,245
311,291	Citigroup Mortgage Loan Trust, Inc. Series 2018-RP1, Class A1, 3.00%, 9/25/2064[1,3,4]	328,758
	COLT Mortgage Loan Trust
143,695	Series 2018-4, Class A3, 4.21%, 12/28/2048[1,3,4]	145,016
390,361	Series 2019-1, Class A3, 4.01%, 3/25/2049[1,3,4]	393,571
881,337	Series 2019-3, Class A1, 2.76%, 8/25/2049[1,3,4]	891,338
29,597	Commonbond Student Loan Trust Series 2016-B, Class B, 4.00%, 10/25/2040[1,3]	30,170
	CPS Auto Receivables Trust
36,426	Series 2015-C, Class D, 4.63%, 8/16/2021[1,3]	36,560
718,544	Series 2017-B, Class D, 3.95%, 3/15/2023[1,3]	723,853
275,000	Series 2020-A, Class B, 2.36%, 2/15/2024[1,3]	279,572
430,000	Series 2019-C, Class C, 2.84%, 6/16/2025[1,3]	438,180
460,000	Series 2020-A, Class C, 2.54%, 12/15/2025[1,3]	468,745
245,000	Series 2020-C, Class C, 1.71%, 8/17/2026[1,3]	245,502
	Credit Acceptance Auto Loan Trust
1,075,000	Series 2019-1A, Class C, 3.94%, 6/15/2028[1,3]	1,124,035
885,000	Series 2019-3A, Class C, 3.06%, 3/15/2029[1,3]	912,304
450,000	Credit Acceptance Auto Loan Trust Series 2018-3A, Class C, 4.04%, 12/15/2027[1,3]	467,514
7,340,646	CSMC 2020-NET Series 2020-NET, Class X, 1.38%, 8/15/2037[3,4]	409,417
	Deephaven Residential Mortgage Trust
23,311	Series 2017-1A, Class A1, 2.73%, 12/26/2046[1,3,4]	23,338
12,248	Series 2017-1A, Class A2, 2.93%, 12/26/2046[1,3,4]	12,270
7,902	Series 2017-1A, Class A3, 3.48%, 12/26/2046[1,3,4]	7,940
400,578	Series 2017-3A, Class A2, 2.71%, 10/25/2047[1,3,4]	405,262
29,581	Series 2017-3A, Class A3, 2.81%, 10/25/2047[1,3,4]	29,901
212,491	Series 2018-1A, Class A1, 2.98%, 12/25/2057[1,3,4]	213,794
479,191	Series 2019-2A, Class A3, 3.76%, 4/25/2059[1,3,4]	483,557
491,140	Series 2019-4A, Class A3, 3.05%, 10/25/2059[1,3,4]	496,141
1,308,430	Series 2020-1, Class A3, 2.65%, 1/25/2060[1,3,4]	1,324,580
1,000,000	Dryden CLO Ltd. Series 2019-75A, Class BR, 1.98% (3-Month USD Libor+170 basis points), 7/15/2030[1,2,3]	988,854
1,000,000	Dryden Senior Loan Fund Series 2016-43A, Class BR, 2.02% (3-Month USD Libor+175 basis points), 7/20/2029[1,2,3]	992,867
	Earnest Student Loan Program LLC
713,644	Series 2016-C, Class B, 4.46%, 1/26/2037[1,3]	722,075
17,784	Series 2016-D, Class B, 3.80%, 1/25/2041[1,3]	18,007

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$800,000	Eaton Vance CLO Ltd. Series 2020-1A, Class B, 2.33% (3-Month USD Libor+210 basis points), 10/15/2030[1,2,3]	$797,877
	Exeter Automobile Receivables Trust
357,094	Series 2018-2A, Class C, 3.69%, 3/15/2023[1,3]	359,988
865,000	Series 2019-4A, Class C, 2.44%, 9/16/2024[1,3]	883,354
585,000	Series 2020-3A, Class C, 1.32%, 7/15/2025[1]	586,439
840,000	Series 2020-3A, Class D, 1.73%, 7/15/2026[1]	842,290
1,070,000	First Investors Auto Owner Trust Series 2017-2A, Class D, 3.56%, 9/15/2023[1,3]	1,100,605
	Flagship Credit Auto Trust
305,444	Series 2017-3, Class B, 2.59%, 7/15/2022[1,3]	306,168
1,085,000	Series 2019-4, Class B, 2.53%, 11/17/2025[1,3]	1,123,931
1,146,633	Ford Credit Auto Owner Trust Series 2019-C, Class A2B, 0.34% (1-Month USD Libor+19 basis points), 7/15/2022[1,2]	1,147,173
913,218	Freddie Mac STACR Remic Trust Series 2020-DNA2, Class M1, 0.90% (1-Month USD Libor+75 basis points), 2/25/2050[1,2,3]	911,470
258,750	Galaxy CLO Ltd. Series 2018-27A, Class X, 0.88% (3-Month USD Libor+60 basis points), 5/16/2031[1,2,3]	258,168
28,453,378	Government National Mortgage Association Series 2020-8, Class IO, 0.67%, 1/16/2062[1,4,5]	1,943,366
516,539	HERO Funding Trust Series 2015-2A, Class A, 3.99%, 9/20/2040[1,3]	543,729
815,000	Hertz Fleet Lease Funding LP Series 2019-1, Class C, 3.09%, 1/10/2033[1,3]	823,685
11,870	Home Equity Asset Trust Series 2005-5, Class M2, 0.91% (1-Month USD Libor+77 basis points), 11/25/2035[1,2]	11,863
55,643	Hull Street CLO Ltd. Series 2014-1A, Class AR, 1.49% (3-Month USD Libor+122 basis points), 10/18/2026[1,2,3]	55,570
900,000	Magnetite Ltd. Series 2020-28A, Class B, 0.00% (3-Month USD Libor+165 basis points), 10/25/2031[1,2,3]	900,000
	Mariner CLO LLC
1,500,000	Series 2015-1A, Class AR2, 1.25% (3-Month USD Libor+98 basis points), 4/20/2029[1,2,3]	1,484,632
1,500,000	Series 2016-3A, Class BR2, 1.76% (3-Month USD Libor+150 basis points), 7/23/2029[1,2,3]	1,477,897
1,000,000	Series 2019-1A, Class B, 2.27% (3-Month USD Libor+200 basis points), 4/30/2032[1,2,3]	1,000,463
	Mello Warehouse Securitization Trust
1,000,000	Series 2019-1, Class D, 1.55% (1-Month USD Libor+140 basis points), 6/25/2052[2,3]	998,314

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$810,000	Series 2019-2, Class D, 1.50% (1-Month USD Libor+135 basis points), 11/25/2052[1,2,3]	$803,807
166,667	Mountain View CLO Series 2015-9A, Class X, 0.83% (3-Month USD Libor+55 basis points), 7/15/2031[1,2,3]	166,586
846,813	NADG NNN Operating LP Series 2019-1, Class A, 3.37%, 12/28/2049[1,3]	869,931
	New Residential Mortgage Loan Trust
442,961	Series 2020-NQM1, Class A2, 2.72%, 1/26/2060[1,3,4]	447,796
885,922	Series 2020-NQM1, Class A3, 2.77%, 1/26/2060[1,3,4]	893,375
	NextGear Floorplan Master Owner Trust
853,000	Series 2017-2A, Class B, 3.02%, 10/17/2022[1,3]	853,072
240,000	Series 2018-1A, Class B, 3.57%, 2/15/2023[1,3]	241,027
820,000	Niagara Park Clo Ltd. Series 2019-1A, Class B, 2.07% (3-Month USD Libor+180 basis points), 7/17/2032[1,2,3]	817,283
	Oaktree CLO Ltd.
1,000,000	Series 2019-2A, Class A2, 2.48% (3-Month USD Libor+220 basis points), 4/15/2031[1,2,3]	996,800
800,000	Series 2019-3A, Class B, 2.27% (3-Month USD Libor+200 basis points), 7/20/2031[1,2,3]	786,747
1,000,000	Series 2019-4A, Class B, 2.27% (3-Month USD Libor+200 basis points), 10/20/2032[1,2,3]	1,001,065
500,000	OZLM Ltd. Series 2018-20A, Class X, 0.97% (3-Month USD Libor+70 basis points), 4/20/2031[1,2,3]	496,764
	Palmer Square CLO Ltd.
419,082	Series 2018-3A, Class A1, 1.13% (3-Month USD Libor+85 basis points), 8/15/2026[1,2,3]	416,190
750,000	Series 2018-3A, Class B, 2.18% (3-Month USD Libor+190 basis points), 8/15/2026[1,2,3]	740,143
500,000	Series 2020-2A, Class A2, 2.35% (3-Month USD Libor+215 basis points), 7/15/2031[1,2,3]	498,773
	Park Avenue Institutional Advisers CLO Ltd.
1,000,000	Series 2019-1A, Class A2A, 2.28% (3-Month USD Libor+200 basis points), 5/15/2032[1,2,3]	995,544
2,000,000	Series 2019-2A, Class A2, 2.23% (3-Month USD Libor+195 basis points), 10/15/2032[1,2,3]	1,997,221
69,460	RASC Trust Series 2005-KS8, Class M3, 0.63% (1-Month USD Libor+48 basis points), 8/25/2035[1,2]	69,421
1,000,000	Regatta Funding Ltd. Series 2018-4A, Class A2, 2.09% (3-Month USD Libor+185 basis points), 10/25/2031[1,2,3]	995,713
	Santander Drive Auto Receivables Trust
725,000	Series 2018-3, Class D, 4.07%, 8/15/2024[1]	755,418
1,000,000	Series 2020-3, Class D, 1.64%, 11/16/2026[1]	1,001,106

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	SG Residential Mortgage Trust
$817,828	Series 2019-3, Class A2, 2.88%, 9/25/2059[1,3,4]	$807,022
448,691	Series 2019-3, Class A3, 3.08%, 9/25/2059[1,3,4]	442,701
318,889	SoFi Professional Loan Program Series 2017-E, Class A2B, 2.72%, 11/26/2040[1,3]	324,159
950,000	Sound Point CLO Ltd. Series 2015-2A, Class BRR, 2.22% (3-Month USD Libor+195 basis points), 7/20/2032[1,2,3]	930,777
	Spruce Hill Mortgage Loan Trust
198,493	Series 2019-SH1, Class A3, 3.65%, 4/29/2049[1,3,4]	200,344
1,011,125	Series 2020-SH1, Class A1, 2.52%, 1/28/2050[1,3,4]	1,021,807
1,152,475	Series 2020-SH1, Class A3, 2.83%, 1/28/2050[1,3,4]	1,163,570
	Station Place Securitization Trust Series
2,000,000	Series 2020-11, Class A, 1.65% (1-Month USD Libor+150 basis points), 3/5/2021[1,2,3,5]	2,000,000
1,000,000	Series 2020-WL1, Class E, 2.90% (1-Month USD Libor+275 basis points), 6/25/2051[1,2,3]	999,971
46,798	Structured Asset Investment Loan Trust Series 2005-1, Class M2, 0.87% (1-Month USD Libor+72 basis points), 2/25/2035[1,2,3]	46,963
1,500,000	TCW CLO Ltd. Series 2017-1A, Class AR, 1.30% (3-Month USD Libor+103 basis points), 7/29/2029[1,2,3]	1,487,256
249,435	Trinitas CLO Ltd. Series 2016-4A, Class XR, 1.02% (3-Month USD Libor+75 basis points), 10/18/2031[1,2,3]	249,314
1,140,000	Venture Clo Ltd. Series 2019-36A, Class A2, 2.02% (3-Month USD Libor+175 basis points), 4/20/2032[1,2,3]	1,141,598
308,432	Verus Securitization Trust Series 2019-2, Class A3, 3.45%, 5/25/2059[1,3,4]	313,866
715,000	Vibrant CLO Ltd. Series 2019-11A, Class A2, 2.12% (3-Month USD Libor+185 basis points), 7/20/2032[1,2,3]	702,948
1,000,000	Voya CLO Ltd. Series 2016-2A, Class A2R, 2.02% (3-Month USD Libor+175 basis points), 7/19/2028[1,2,3]	991,196
	Westlake Automobile Receivables Trust
1,000,000	Series 2019-1A, Class D, 3.67%, 3/15/2024[1,3]	1,035,786
795,000	Series 2019-3A, Class D, 2.72%, 11/15/2024[1,3]	813,721
1,000,000	Series 2019-2A, Class D, 3.20%, 11/15/2024[1,3]	1,031,057
	Westlake Automobile Receivables Trust
15,346	Series 2018-1A, Class C, 2.92%, 5/15/2023[1,3]	15,364
250,000	Series 2017-2A, Class E, 4.63%, 7/15/2024[1,3]	253,189

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$983,167	World Omni Select Auto Trust Series 2019-A, Class A2B, 0.49% (1-Month USD Libor+34 basis points), 8/15/2023[1,2]	$982,808
	TOTAL ASSET-BACKED SECURITIES
	(Cost $80,488,020)	80,667,894
	BANK LOANS — 7.5%
1,041,487	1011778 BC ULC 1.90% (1-Month USD Libor+175 basis points), 11/19/2026[1,2,6,7]	1,000,911
634,252	American Airlines, Inc. 1.89% (1-Month USD Libor+175 basis points), 1/29/2027[1,2,6]	468,093
483,166	Aramark Services, Inc. 1.90% (1-Month USD Libor+175 basis points), 3/11/2025[1,2,6]	463,839
407,910	Asurion LLC 3.15% (1-Month USD Libor+300 basis points), 11/3/2023[1,2,6]	402,599
340,309	Avolon TLB Borrower 1 U.S. LLC 2.50% (3-Month USD Libor+200 basis points), 1/15/2025[1,2,6]	331,730
498,536	Axalta Coating Systems U.S. Holdings, Inc. 2.06% (3-Month USD Libor+175 basis points), 6/1/2024[1,2,6]	487,942
580,000	Bausch Health Cos., Inc. 3.17% (3-Month USD Libor+300 basis points), 6/1/2025[1,2,6,8,9]	569,609
598,421	Calpine Corp. 2.40% (3-Month USD Libor+275 basis points), 1/15/2024[1,2,6]	583,356
1,003,418	CenturyLink, Inc. 2.40% (1-Month USD Libor+225 basis points), 3/15/2027[1,2,6]	966,241
1,385,347	Charter Communications Operating LLC 1.91% (1-Month USD Libor+175 basis points), 4/30/2025[1,2,6]	1,363,445
1,375,501	CSC Holdings LLC 2.40% (3-Month USD Libor+225 basis points), 7/17/2025[1,2,6]	1,334,353
1,530,100	Dell International LLC 2.75% (1-Month USD Libor+200 basis points), 9/19/2025[1,2,6]	1,525,456
495,000	Diamond Sports Group LLC 3.40% (1-Month USD Libor+325 basis points), 8/24/2026[1,2,6]	388,575
974,655	Elanco Animal Health, Inc. 1.90% (1-Month USD Libor+175 basis points), 8/1/2027[1,2,6]	948,763
1,491,222	HCA, Inc. 1.91% (1-Month USD Libor+175 basis points), 3/13/2025[1,2,6]	1,487,091
1,001,163	Hilton Worldwide Finance LLC 1.90% (3-Month USD Libor+175 basis points), 6/21/2026[1,2,6]	968,440
1,427,208	Level 3 Financing, Inc. 1.91% (1-Month USD Libor+175 basis points), 3/1/2027[1,2,6]	1,385,284
498,744	LPL Holdings, Inc. 1.92% (1-Month USD Libor+175 basis points), 11/12/2026[1,2,6]	490,744
500,000	Microchip Technology, Inc. 2.17% (3-Month USD Libor+200 basis points), 5/29/2025[1,2]	499,375
481,000	Navistar, Inc. 5.24% (3-Month USD Libor+350 basis points), 11/6/2024[1,2,6,8,9]	478,369

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$788,227	Resideo Funding, Inc. 2.56% (1-Month USD Libor+225 basis points), 10/4/2025[1,2,6]	$762,610
694,656	Scientific Games International, Inc. 2.75% (1-Month USD Libor+275 basis points), 8/14/2024[1,2,6]	655,388
193,970	Serta Simmons Bedding LLC 3.50% (3-Month USD Libor+350 basis points), 11/8/2023[1,2,6]	71,546
	Sinclair Television Group, Inc.
237,813	2.40% (3-Month USD Libor+225 basis points), 1/3/2024[1,2,6]	232,412
501,930	2.65% (1-Month USD Libor+250 basis points), 7/18/2026[1,2,6]	491,013
525,000	SkyMiles IP Ltd. 3.75% (1-Month USD Libor+375 basis points), 9/16/2027[1,2,7,8,9]	529,502
258,000	Spirit Aeosystems 6.00% (3-Month USD Libor+525 basis points), 1/15/2025[5,6,8,9]	258,323
1,440,515	SS&C Technologies, Inc. 1.90% (1-Month USD Libor+175 basis points), 4/16/2025[1,2,6]	1,399,899
498,744	Telesat LLC 2.90% (1-Month USD Libor+275 basis points), 12/7/2026[1,2,6]	483,781
493,737	TransDigm, Inc. 2.40% (3-Month USD Libor+250 basis points), 6/9/2023[1,2,6]	467,678
384,401	United Airlines, Inc. 1.89% (3-Month USD Libor+175 basis points), 4/1/2024[1,2,6]	364,059
1,300,000	VICI Properties 1 LLC 1.93% (1-Month USD Libor+175 basis points), 12/20/2024[1,2,6]	1,259,746
998,000	Virgin Media Bristol LLC 2.65% (1-Month USD Libor+250 basis points), 1/3/2028[1,2,6]	970,904
589,848	Vistra Operations Co. LLC 3.65% (1-Month USD Libor+175 basis points), 12/31/2025[1,2,6]	582,144
1,108,547	WEI Sales LLC 4.00% (1-Month USD Libor+300 basis points), 3/29/2025[1,2,6]	1,090,533
857,015	Western Digital Corp. 1.91% (1-Month USD Libor+175 basis points), 4/29/2023[1,2,6]	853,343
	TOTAL BANK LOANS
	(Cost $27,417,736)	26,617,096
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.6%
9,000,000	BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class XB, 0.23%, 4/14/2033[1,3,4,10]	53,298
900,000	BB-UBS Trust Series 2012-SHOW, Class E, 4.16%, 11/5/2036[1,3,4]	723,100
	BX Commercial Mortgage Trust
1,898,596	Series 2019-XL, Class G, 2.45% (1-Month USD Libor+230 basis points), 10/15/2036[2,3]	1,867,740
1,998,171	Series 2020-BXLP, Class F, 2.15% (1-Month USD Libor+200 basis points), 12/15/2036[2,3]	1,965,703
1,000,000	Series 2018-BIOA, Class C, 1.27% (1-Month USD Libor+112 basis points), 3/15/2037[2,3]	991,207

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$1,500,000	BX Commercial Mortgage Trust Series 2020-VKNG, Class E, 2.30% (1-Month USD Libor+210 basis points), 10/15/2037[2,3]	$1,500,000
600,000	CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F, 2.70% (1-Month USD Libor+255 basis points), 12/15/2037[2,3]	571,120
1,158,415	Cantor Commercial Real Estate Lending Series 2019-CF1, Class A1, 2.85%, 5/15/2052[1]	1,193,498
2,469,880	CFCRE Commercial Mortgage Trust Series 2016-C3, Class XA, 1.16%, 1/10/2048[1,4,10]	111,480
750,000	Citigroup Commercial Mortgage Trust Series 2016-P5, Class A2, 2.40%, 10/10/2049[1]	758,026
	COLT Mortgage Loan Trust
718,706	Series 2019-2, Class A1, 3.34%, 5/25/2049[1,3,4]	725,289
1,232,067	Series 2019-2, Class A2, 3.44%, 5/25/2049[1,3,4]	1,243,300
	COMM Mortgage Trust
993,841	Series 2014-CR19, Class XA, 1.13%, 8/10/2047[1,4,10]	29,614
1,250,000	Series 2015-DC1, Class AM, 3.72%, 2/10/2048[1]	1,351,891
725,000	Series 2016-COR1, Class A2, 2.50%, 10/10/2049[1]	734,433
1,400,000	Credit Suisse Mortgage Capital Certificates Series 2020-NET, Class B, 2.82%, 8/15/2037[3]	1,445,648
1,320,672	Deephaven Residential Mortgage Trust Series 2019-3A, Class A1, 2.96%, 7/25/2059[1,3,4]	1,338,794
714,475	Ellington Financial Mortgage Trust Series 2018-1, Class A3, 4.39%, 10/25/2058[1,3,4]	732,256
900,000	Elmwood CLO Ltd. Series 2020-2A, Class B, 2.48% (3-Month USD Libor+220 basis points), 7/24/2031[1,2,3]	900,287
	Fannie Mae-Aces
52,576	Series 2013-M5, Class X2, 2.24%, 1/25/2022[4,10]	689
17,166,231	Series 2014-M8, Class X2, 0.40%, 6/25/2024[4,10]	308,477
	Freddie Mac Multifamily Structured Pass-Through Certificates
4,600,000	Series K723, Class XAM, 0.98%, 9/25/2023[1,4,10]	104,245
5,458,298	Series K044, Class X1, 0.86%, 1/25/2025[1,4,10]	140,224
2,300,000	Series K721, Class X3, 1.34%, 11/25/2042[1,4,10]	55,308
900,000	Series K043, Class X3, 1.69%, 2/25/2043[1,4,10]	55,621
2,900,000	Series K046, Class X3, 1.56%, 4/25/2043[1,4,10]	174,505
900,000	Series K050, Class X3, 1.61%, 10/25/2043[1,4,10]	60,625
1,100,000	Series K052, Class X3, 1.67%, 1/25/2044[1,4,10]	81,101
1,721,882	Series K097, Class X3, 2.09%, 9/25/2046[1,4,10]	245,678
240,000	FREMF Mortgage Trust Series 2015-K721, Class B, 3.68%, 11/25/2047[1,3,4]	249,631
	Government National Mortgage Association
8,830,027	Series 2013-139, Class IO, 0.38%, 10/16/2054[1,4,10]	202,949
1,007,329	Series 2013-175, Class IO, 0.52%, 5/16/2055[1,4,10]	20,111
832,692	Series 2014-120, Class IO, 0.68%, 4/16/2056[1,4,10]	26,120
7,789,333	Series 2017-185, Class IO, 0.59%, 4/16/2059[1,4,10]	382,690

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$6,261,484	Series 2017-169, Class IO, 0.70%, 1/16/2060[1,4,10]	$358,727
5,720,437	Series 2018-41, Class IO, 0.78%, 5/16/2060[1,4,10]	359,335
8,141,493	Series 2018-52, Class IO, 0.58%, 7/16/2060[1,4,10]	413,743
10,794,545	Series 2019-8, Class IO, 0.50%, 11/16/2060[1,4,10]	631,988
455,281	GS Mortgage Securities Trust Series 2012-GC6, Class A3, 3.48%, 1/10/2045[1]	464,525
919,498	Homeward Opportunities Fund I Trust Series 2018-2, Class A3, 4.24%, 11/25/2058[1,3,4]	946,815
662,441	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7, Class A1, 1.97%, 9/15/2050[1]	666,700
	KGS-Alpha SBA COOF Trust
1,177,774	Series 2015-1, Class A, 1.38%, 10/25/2035[1,3,4,5,10]	43,430
862,158	Series 2014-3, Class A, 1.27%, 5/25/2039[1,3,4,5,10]	25,595
96,537	Series 2015-2, Class A, 3.22%, 7/25/2041[1,3,4,5,10]	5,249
1,063,368	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A3, 2.66%, 2/15/2046[1]	1,097,606
	Morgan Stanley Capital I Trust
486,667	Series 2016-UB12, Class A1, 1.78%, 12/15/2049[1]	487,640
510,000	Series 2017-HR2, Class A2, 3.35%, 12/15/2050[1]	532,871
558,078	Morgan Stanley Capital I Trust Series 2012-STAR, Class XA1, 1.97%, 8/5/2034[3,4,10]	8,827
709,455	Residential Mortgage Loan Trust Series 2019-2, Class A3, 3.22%, 5/25/2059[1,3,4]	722,463
172,888	SG Residential Mortgage Trust Series 2018-1, Class A3, 3.74%, 4/27/2048[1,3,4]	172,992
1,200,499	Store Master Funding Series 2018-1A, Class A2, 4.29%, 10/20/2048[1,3]	1,271,298
12,425,979	UBS Commercial Mortgage Trust Series 2019-C18, Class XA, 1.18%, 12/15/2052[1,4]	884,170
2,528,522	Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class XA, 0.92%, 9/15/2058[1,4,10]	79,535
	WFRBS Commercial Mortgage Trust
1,000,000	Series 2011-C4, Class A4, 4.90%, 6/15/2044[1,3,4]	1,013,128
1,500,000	Series 2014-C19, Class AS, 4.27%, 3/15/2047[1]	1,633,522
1,000,000	Series 2014-C21, Class AS, 3.89%, 8/15/2047[1]	1,085,067
815,000	Series 2014-C25, Class AS, 3.98%, 11/15/2047[1]	893,465
	WFRBS Commercial Mortgage Trust
3,200,000	Series 2014-C21, Class XB, 0.79%, 8/15/2047[1,4,10]	75,379
6,400,000	Series 2014-C22, Class XB, 0.49%, 9/15/2057[1,4,10]	101,421
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $34,168,082)	34,320,149
	CORPORATE BONDS — 46.1%
	COMMUNICATIONS — 1.6%
350,000	AMC Networks, Inc. 5.00%, 4/1/2024[1]	357,875

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$2,000,000	AT&T, Inc. 0.99% (3-Month USD Libor+75 basis points), 6/1/2021[2]	$2,008,920
214,000	DISH DBS Corp. 6.75%, 6/1/2021	219,350
1,813,000	NBCUniversal Enterprise, Inc. 0.70% (3-Month USD Libor+40 basis points), 4/1/2021[2,3]	1,816,138
57,500	Sprint Spectrum Co. LLC 3.36%, 3/20/2023[3]	58,144
500,000	Verizon Communications, Inc. 1.24% (3-Month USD Libor+100 basis points), 3/16/2022[2]	505,738
700,000	Walt Disney Co. 0.49% (3-Month USD Libor+25 basis points), 9/1/2021[2]	701,043
		5,667,208
	CONSUMER DISCRETIONARY — 4.5%
485,000	Daimler Finance North America LLC 0.80% (3-Month USD Libor+55 basis points), 5/4/2021[2,3]	485,215
	Delta Air Lines, Inc.
500,000	3.40%, 4/19/2021	498,000
1,000,000	3.62%, 3/15/2022[1]	982,527
	ERAC USA Finance LLC
2,000,000	5.25%, 10/1/2020[3]	2,000,000
1,500,000	3.30%, 10/15/2022[3]	1,572,155
600,000	Ford Motor Credit Co. LLC 4.37%, 8/6/2023	609,180
	General Motors Financial Co., Inc.
500,000	4.20%, 3/1/2021[1]	506,122
1,000,000	4.20%, 11/6/2021	1,032,145
1,000,000	3.15%, 6/30/2022[1]	1,027,250
700,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.62%, 4/1/2025[1]	707,000
1,000,000	Hyundai Capital America 1.22% (3-Month USD Libor+94 basis points), 7/8/2021[2,3]	1,000,723
345,000	International Game Technology PLC 6.25%, 2/15/2022[1,3,7]	352,331
430,000	Marriott International, Inc. 0.90% (3-Month USD Libor+65 basis points), 3/8/2021[2]	428,255
238,000	MGM Resorts International 6.00%, 3/15/2023	246,902
600,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 5.25%, 4/15/2024[3]	628,500
2,000,000	Toyota Motor Credit Corp. 0.57% (3-Month USD Libor+29 basis points), 10/7/2021[2]	2,004,256
	Volkswagen Group of America Finance LLC
1,000,000	1.20% (3-Month USD Libor+94 basis points), 11/12/2021[2,3]	1,004,892

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$1,000,000	4.00%, 11/12/2021[3]	$1,036,649
		16,122,102
	CONSUMER STAPLES — 1.3%
500,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 3.50%, 2/15/2023[1,3]	508,375
1,200,000	Anheuser-Busch InBev Finance, Inc. 1.51% (3-Month USD Libor+126 basis points), 2/1/2021[2]	1,204,406
	General Mills, Inc.
1,500,000	0.81% (3-Month USD Libor+54 basis points), 4/16/2021[2]	1,502,712
1,000,000	1.28% (3-Month USD Libor+101 basis points), 10/17/2023[2]	1,010,842
350,000	Pilgrim's Pride Corp. 5.75%, 3/15/2025[1,3]	356,563
		4,582,898
	ENERGY — 3.2%
	Buckeye Partners LP
307,000	4.13%, 3/1/2025[1,3]	291,650
373,000	3.95%, 12/1/2026[1]	347,561
600,000	Cheniere Energy Partners LP 5.25%, 10/1/2025[1]	613,800
	DCP Midstream Operating LP
280,000	4.75%, 9/30/2021[1,3]	281,750
520,000	3.88%, 3/15/2023[1]	512,200
320,000	Energy Transfer Operating LP 4.25%, 3/15/2023[1]	332,717
200,000	Marathon Petroleum Corp. 5.37%, 10/1/2022[1]	200,000
2,000,000	MPLX LP 1.34% (3-Month USD Libor+110 basis points), 9/9/2022[1,2]	2,000,080
225,000	NGPL PipeCo LLC 4.38%, 8/15/2022[1,3]	233,559
	Occidental Petroleum Corp.
577,000	1.50% (3-Month USD Libor+125 basis points), 8/13/2021[1,2]	577,000
1,000,000	1.73% (3-Month USD Libor+145 basis points), 8/15/2022[1,2]	912,500
1,090,000	Parsley Energy LLC / Parsley Finance Corp. 5.25%, 8/15/2025[1,3]	1,079,100
500,000	Phillips 66 0.83% (3-Month USD Libor+60 basis points), 2/26/2021[1,2]	500,053
2,000,000	Sunoco Logistics Partners Operations LP 3.45%, 1/15/2023[1]	2,038,672
500,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 5.50%, 9/15/2024[1,3]	470,000
725,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.25%, 11/15/2023[1]	717,750
165,000	Williams Cos., Inc. 3.70%, 1/15/2023[1]	174,378

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$192,000	WPX Energy, Inc. 5.25%, 9/15/2024[1]	$200,120
		11,482,890
	FINANCIALS — 22.6%
1,000,000	ABN AMRO Bank N.V. 0.68% (3-Month USD Libor+41 basis points), 1/19/2021[2,3,7]	1,001,001
1,175,000	AIG Global Funding 0.69% (3-Month USD Libor+46 basis points), 6/25/2021[2,3]	1,178,149
	American Express Co.
665,000	0.81% (3-Month USD Libor+53 basis points), 5/17/2021[1,2]	666,652
1,000,000	0.87% (3-Month USD Libor+62 basis points), 5/20/2022[1,2]	1,006,017
215,000	American International Group, Inc. 3.30%, 3/1/2021[1]	217,066
577,000	Avolon Holdings Funding Ltd. 3.95%, 7/1/2024[1,3,7]	547,684
	Bank of America Corp.
3,000,000	0.88% (3-Month USD Libor+65 basis points), 6/25/2022[1,2]	3,010,719
1,000,000	3.00% (3-Month USD Libor+79 basis points), 12/20/2023[1,4]	1,049,795
3,000,000	Bank of Nova Scotia 0.63% (SOFR Rate+55 basis points), 9/15/2023[2,7]	3,001,761
	Barclays Bank PLC
1,000,000	2.65%, 1/11/2021[1,7]	1,004,066
1,000,000	1.70%, 5/12/2022[1,7]	1,017,260
1,000,000	Barclays PLC 1.66% (3-Month USD Libor+138 basis points), 5/16/2024[1,2,7]	1,002,724
	BBVA USA
1,000,000	0.98% (3-Month USD Libor+73 basis points), 6/11/2021[1,2]	1,003,096
490,000	3.50%, 6/11/2021[1]	498,883
1,000,000	2.87%, 6/29/2022[1]	1,030,383
2,000,000	Capital One Financial Corp. 2.60%, 5/11/2023[1]	2,091,690
2,000,000	Capital One N.A. 2.15%, 9/6/2022[1]	2,055,732
	Citigroup, Inc.
1,500,000	1.44% (3-Month USD Libor+119 basis points), 8/2/2021[2]	1,512,996
500,000	1.32% (3-Month USD Libor+107 basis points), 12/8/2021[1,2]	504,582
2,000,000	1.26% (3-Month USD Libor+102 basis points), 6/1/2024[1,2]	2,009,716
	Citizens Bank N.A.
1,000,000	2.25%, 10/30/2020[1]	1,000,428
1,000,000	0.98% (3-Month USD Libor+72 basis points), 2/14/2022[1,2]	1,004,208
1,000,000	1.17% (3-Month USD Libor+95 basis points), 3/29/2023[1,2]	1,010,671
500,000	Cooperatieve Rabobank UA 0.67% (3-Month USD Libor+43 basis points), 4/26/2021[2,7]	501,110
2,000,000	Credit Suisse A.G. 0.54% (SOFR Rate+45 basis points), 2/4/2022[2,7]	2,004,074

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Credit Suisse Group A.G.
$1,000,000	2.10%, 11/12/2021[7]	$1,018,920
435,000	3.57%, 1/9/2023[1,3,7]	449,959
1,000,000	1.49% (3-Month USD Libor+124 basis points), 6/12/2024[1,2,3,7]	1,008,149
	Danske Bank A/S
1,000,000	5.00%, 1/12/2022[3,7]	1,050,549
1,000,000	1.31% (3-Month USD Libor+106 basis points), 9/12/2023[2,3,7]	992,145
2,000,000	1.17% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+103 basis points), 12/8/2023[1,3,4,7]	2,001,940
2,000,000	Discover Bank 3.20%, 8/9/2021[1]	2,040,244
	Goldman Sachs Group, Inc.
2,250,000	1.45% (3-Month USD Libor+117 basis points), 11/15/2021[1,2]	2,252,776
1,000,000	5.75%, 1/24/2022	1,068,310
1,000,000	1.01% (3-Month USD Libor+75 basis points), 2/23/2023[2]	1,003,238
3,000,000	HSBC Holdings PLC 1.27% (3-Month USD Libor+100 basis points), 5/18/2024[1,2,7]	2,988,612
500,000	ING Groep N.V. 1.37% (3-Month USD Libor+115 basis points), 3/29/2022[2,7]	504,856
1,000,000	JPMorgan Chase & Co. 1.15% (3-Month USD Libor+89 basis points), 7/23/2024[1,2]	1,008,178
1,670,000	KeyBank N.A. 0.91% (3-Month USD Libor+66 basis points), 2/1/2022[2]	1,680,347
	Lloyds Banking Group PLC
1,000,000	2.86% (3-Month USD Libor+125 basis points), 3/17/2023[1,4,7]	1,027,857
740,000	1.33% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year+110 basis points), 6/15/2023[1,4,7]	744,379
598,000	LPL Holdings, Inc. 5.75%, 9/15/2025[1,3]	619,639
660,000	Metropolitan Life Global Funding I 0.66% (SOFR Rate+57 basis points), 1/13/2023[2,3]	662,277
206,000	Mitsubishi UFJ Financial Group, Inc. 2.12% (3-Month USD Libor+188 basis points), 3/1/2021[2,7]	207,533
	Morgan Stanley
2,500,000	2.63%, 11/17/2021	2,562,450
3,000,000	1.45% (3-Month USD Libor+118 basis points), 1/20/2022[1,2]	3,008,736
1,000,000	NatWest Markets PLC 1.62% (3-Month USD Libor+140 basis points), 9/29/2022[2,3,7]	1,007,984
	Navient Corp.
300,000	6.62%, 7/26/2021	304,500
758,000	6.12%, 3/25/2024	763,685
1,300,000	Protective Life Global Funding 1.08%, 6/9/2023[3]	1,318,391
154,000	Quicken Loans, Inc. 5.75%, 5/1/2025[1,3]	158,543
	Royal Bank of Scotland Group PLC

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$750,000	1.75% (3-Month USD Libor+147 basis points), 5/15/2023[1,2,7]	$753,219
1,000,000	1.78% (3-Month USD Libor+155 basis points), 6/25/2024[1,2,7]	1,004,603
	Santander Holdings USA, Inc.
1,980,000	4.45%, 12/3/2021[1]	2,058,485
1,000,000	3.40%, 1/18/2023[1]	1,046,959
	Santander UK PLC
1,000,000	0.55% (3-Month USD Libor+30 basis points), 11/3/2020[2,7]	1,000,212
560,000	2.13%, 11/3/2020[7]	560,931
1,500,000	0.86% (3-Month USD Libor+62 basis points), 6/1/2021[2,7]	1,504,842
76,000	SLM Corp. 5.12%, 4/5/2022[1]	77,809
	Springleaf Finance Corp.
300,000	6.12%, 5/15/2022	311,250
500,000	5.62%, 3/15/2023	518,752
	Sumitomo Mitsui Financial Group, Inc.
500,000	1.92% (3-Month USD Libor+168 basis points), 3/9/2021[2,7]	503,430
500,000	1.05% (3-Month USD Libor+78 basis points), 7/12/2022[2,7]	503,733
	Toronto-Dominion Bank
2,600,000	0.52% (3-Month USD Libor+27 basis points), 3/17/2021[2,7]	2,603,354
1,175,000	0.57% (SOFR Rate+48 basis points), 1/27/2023[2,7]	1,178,247
1,000,000	0.53% (SOFR Rate+45 basis points), 9/28/2023[2,7]	1,000,298
500,000	UBS Group A.G. 1.48% (3-Month USD Libor+122 basis points), 5/23/2023[1,2,3,7]	505,551
888,000	VICI Properties LP / VICI Note Co., Inc. 3.50%, 2/15/2025[1,3]	879,124
1,990,000	Zions Bancorp N.A. 3.50%, 8/27/2021	2,031,380
		80,426,839
	HEALTH CARE — 5.1%
1,000,000	AbbVie, Inc. 2.15%, 11/19/2021[3]	1,018,574
1,621,000	Anthem, Inc. 2.50%, 11/21/2020	1,625,827
	Bayer U.S. Finance II LLC
1,000,000	0.86% (3-Month USD Libor+63 basis points), 6/25/2021[1,2,3]	1,001,991
1,500,000	3.87%, 12/15/2023[1,3]	1,637,898
500,000	Becton, Dickinson and Co. 1.28% (3-Month USD Libor+103 basis points), 6/6/2022[2]	503,461
1,000,000	Centene Corp. 4.75%, 1/15/2025[1]	1,027,800
	Cigna Corp.
1,000,000	0.90% (3-Month USD Libor+65 basis points), 9/17/2021[1,2]	1,000,197
535,000	3.00%, 7/15/2023[1]	567,561
1,000,000	CVS Health Corp. 0.96% (3-Month USD Libor+72 basis points), 3/9/2021[2]	1,002,500

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
$1,000,000	Express Scripts Holding Co. 1.01% (3-Month USD Libor+75 basis points), 11/30/2020[1,2]	$1,000,223
3,000,000	Gilead Sciences, Inc. 0.74% (3-Month USD Libor+52 basis points), 9/29/2023[1,2]	3,003,555
350,000	Hologic, Inc. 4.37%, 10/15/2025[1,3]	357,875
1,665,000	Royalty Pharma PLC 0.75%, 9/2/2023[3,7]	1,661,943
1,000,000	Takeda Pharmaceutical Co., Ltd. 4.00%, 11/26/2021[1,7]	1,038,296
1,665,000	Upjohn, Inc. 1.12%, 6/22/2022[3]	1,677,799
		18,125,500
	INDUSTRIALS — 2.9%
500,000	BAE Systems Holdings, Inc. 2.85%, 12/15/2020[1,3]	501,379
2,205,000	BAE Systems PLC 4.75%, 10/11/2021[3,7]	2,298,450
1,500,000	Boeing Co. 4.51%, 5/1/2023[1]	1,581,510
2,000,000	Caterpillar Financial Services Corp. 0.46% (3-Month USD Libor+20 basis points), 11/12/2021[2]	2,002,400
	Penske Truck Leasing Co. Lp / PTL Finance Corp.
1,000,000	3.30%, 4/1/2021[1,3]	1,011,748
1,299,000	3.65%, 7/29/2021[1,3]	1,329,349
1,500,000	4.12%, 8/1/2023[1,3]	1,629,346
		10,354,182
	MATERIALS — 1.0%
200,000	Anglo American Capital PLC 4.12%, 4/15/2021[3,7]	203,114
425,000	Freeport-McMoRan, Inc. 3.88%, 3/15/2023[1]	437,839
1,665,000	Glencore Funding LLC 4.12%, 3/12/2024[1,3]	1,804,177
925,000	Nutrition & Biosciences, Inc. 0.70%, 9/15/2022[3]	926,525
		3,371,655
	TECHNOLOGY — 1.7%
1,069,000	Broadcom, Inc. 3.13%, 10/15/2022	1,118,761
102,000	Dell International LLC / EMC Corp. 4.42%, 6/15/2021[1,3]	104,411
	Hewlett Packard Enterprise Co.
1,305,000	0.93% (3-Month USD Libor+68 basis points), 3/12/2021[2]	1,307,654

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
$1,000,000	4.45%, 10/2/2023[1]	$1,098,930
1,500,000	1.45%, 4/1/2024[1]	1,517,190
594,000	PTC, Inc. 3.62%, 2/15/2025[1,3]	602,910
400,000	Sensata Technologies B.V. 4.87%, 10/15/2023[3,7]	422,000
		6,171,856
	UTILITIES — 2.2%
153,000	Calpine Corp. 5.25%, 6/1/2026[1,3]	158,949
4,000,000	Dominion Energy, Inc. 0.78% (3-Month USD Libor+53 basis points), 9/15/2023[1,2]	4,006,404
1,800,000	Florida Power & Light Co. 0.64% (3-Month USD Libor+38 basis points), 7/28/2023[1,2]	1,801,312
1,875,000	PPL Electric Utilities Corp. 0.00% (3-Month USD Libor+25 basis points), 9/28/2023[1,2]	1,875,392
		7,842,057
	TOTAL CORPORATE BONDS
	(Cost $162,784,371)	164,147,187
	MUNICIPAL BONDS — 0.9%
1,685,000	City of Houston TX Airport System Revenue 1.05%, 7/1/2023	1,686,988
	City of Riverside CA
300,000	1.75%, 6/1/2022	304,797
500,000	1.90%, 6/1/2023	512,010
585,000	State of Connecticut 3.00%, 7/1/2021	596,361
	TOTAL MUNICIPAL BONDS
	(Cost $3,076,231)	3,100,156
	U.S. GOVERNMENT AND AGENCIES — 2.8%
10,000,000	United States Treasury Note 2.38%, 3/15/2021	10,103,130
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $10,102,892)	10,103,130

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 11.3%
40,077,920	Federated Treasury Obligations Fund - Institutional Class 0.01%[11]	$40,077,920
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $40,077,920)	40,077,920
	TOTAL INVESTMENTS — 100.9%
	(Cost $358,115,252)	359,033,532
	Liabilities in Excess of Other Assets — (0.9)%	(3,279,636)
	TOTAL NET ASSETS — 100.0%	$355,753,896

LLC – Limited Liability Company
LP – Limited Partnership
IO – Interest Only
ULC – Unlimited Liability Corporation
PLC – Public Limited Company
CA – Canada

[1]Callable.
[2]Floating rate security.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $136,653,390, which represents 38.4% of total net assets of the Fund.
[4]Variable rate security. Rate shown is the rate in effect as of September 30, 2020.
[5]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 1.2% of Net Assets. The total value of these securities is $4,275,963.
[6]Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rank. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[7]Foreign security denominated in U.S. Dollars.
[8]All or a portion of the loan is unfunded.
[9]Denotes investments purchased on a when-issued or delayed delivery basis.
[10]Interest-only security.
[11]The rate is the annualized seven-day yield at period end.